AURORA 10Q - FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Recurring - Aurora Acquisition Corp - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	$ 733,739	$ 472,512	$ 11,262,650	$ 13,340,717	$ 13,340,717	$ 0
Change in valuation inputs or other assumptions	(253,138)	261,227	(3,813,346)	(2,078,067)	(12,868,205)	(1,576,196)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	480,601	733,739	7,449,304	11,262,650	472,512	13,340,717
Fair Value, Inputs, Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	352,353	91,126	2,490,771	4,677,805	4,677,805	0
Change in valuation inputs or other assumptions	(198,654)	261,227	(1,579,513)	(2,187,034)	(4,586,679)	(541,006)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	153,699	352,353	911,258	2,490,771	91,126	4,677,805
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	381,386	381,386	8,771,879	8,662,912	8,662,912	0
Change in valuation inputs or other assumptions	(54,484)		(2,233,833)	108,967	(8,281,526)	(1,035,190)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ 326,902	$ 381,386	$ 6,538,046	$ 8,771,879	$ 381,386	$ 8,662,912